UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
10/31/13 (Unaudited)

COMMON STOCKS (98.3%)(a)
			Shares	Value

Aerospace and defense (5.4%)

B/E Aerospace, Inc.(NON)			15,600	$1,266,096

European Aeronautic Defence and Space Co. (France)			36,294	2,491,795

Honeywell International, Inc.			94,800	8,222,004

Precision Castparts Corp.			9,637	2,442,498

United Technologies Corp.			77,800	8,266,250

				22,688,643
Airlines (0.9%)

Delta Air Lines, Inc.			95,400	2,516,652

Spirit Airlines, Inc.(NON)			24,500	1,057,175

				3,573,827
Auto components (1.7%)

Johnson Controls, Inc.			82,900	3,825,835

TRW Automotive Holdings Corp.(NON)			43,400	3,259,774

				7,085,609
Beverages (2.8%)

Beam, Inc.			49,300	3,317,890

Brown-Forman Corp. Class B			35,700	2,605,386

Coca-Cola Enterprises, Inc.			81,200	3,388,476

PepsiCo, Inc.			27,200	2,287,248

				11,599,000
Biotechnology (5.4%)

Celgene Corp.(NON)			47,900	7,112,671

Cubist Pharmaceuticals, Inc.(NON)(S)			29,100	1,804,200

Gilead Sciences, Inc.(NON)			151,861	10,780,612

Grifols SA ADR (Spain)			51,400	1,550,224

Vertex Pharmaceuticals, Inc.(NON)			19,704	1,405,683

				22,653,390
Building products (0.5%)

Fortune Brands Home & Security, Inc.			52,800	2,274,624

				2,274,624
Capital markets (1.5%)

Carlyle Group LP (The) (Partnership shares)			49,300	1,524,356

Charles Schwab Corp. (The)			214,400	4,856,160

				6,380,516
Chemicals (2.9%)

Celanese Corp. Ser. A(S)			35,137	1,968,023

Ecolab, Inc.			18,600	1,971,600

LyondellBasell Industries NV Class A			27,000	2,014,200

Monsanto Co.			59,900	6,282,312

				12,236,135
Commercial services and supplies (1.2%)

KAR Auction Services, Inc.			62,143	1,846,890

Tyco International, Ltd.			87,588	3,201,341

				5,048,231
Communications equipment (3.1%)

Alcatel-Lucent ADR (France)(NON)			324,800	1,243,984

Cisco Systems, Inc.			135,400	3,046,500

Oplink Communications, Inc.(NON)			82,300	1,501,975

Polycom, Inc.(NON)			74,377	773,521

Qualcomm, Inc.			92,648	6,436,257

				13,002,237
Computers and peripherals (6.5%)

Apple, Inc.			34,690	18,120,322

EMC Corp.			228,000	5,487,960

NetApp, Inc.(S)			32,100	1,245,801

SanDisk Corp.(S)			32,659	2,269,801

				27,123,884
Construction materials (0.3%)

Eagle Materials, Inc.			16,500	1,237,665

				1,237,665
Containers and packaging (0.4%)

Sealed Air Corp.			57,482	1,734,807

				1,734,807
Diversified financial services (1.4%)

Citigroup, Inc.			42,100	2,053,638

CME Group, Inc.			50,500	3,747,605

				5,801,243
Energy equipment and services (3.1%)

Cameron International Corp.(NON)			31,600	1,733,576

Halliburton Co.			40,800	2,163,624

Key Energy Services, Inc.(NON)(S)			118,500	926,670

Oil States International, Inc.(NON)			16,300	1,770,669

Schlumberger, Ltd.			68,600	6,429,192

				13,023,731
Food and staples retail (2.2%)

Costco Wholesale Corp.			35,100	4,141,800

CVS Caremark Corp.			56,400	3,511,464

Whole Foods Market, Inc.			22,816	1,440,374

				9,093,638
Food products (1.0%)

Mead Johnson Nutrition Co.			39,726	3,244,025

S&W Seed Co.(NON)(S)			117,745	846,587

				4,090,612
Health-care equipment and supplies (2.6%)

Baxter International, Inc.			51,400	3,385,718

Covidien PLC			42,500	2,724,675

GenMark Diagnostics, Inc.(NON)(S)			135,627	1,641,087

Surgical Care Affiliates, Inc.(NON)			3,719	97,624

Zimmer Holdings, Inc.			34,400	3,008,968

				10,858,072
Health-care providers and services (1.6%)

Aetna, Inc.			21,200	1,329,240

Catamaran Corp.(NON)			61,400	2,883,344

Express Scripts Holding Co.(NON)			42,700	2,669,604

				6,882,188
Hotels, restaurants, and leisure (3.7%)

Bloomin' Brands, Inc.(NON)			103,295	2,585,474

Marriott International, Inc. Class A			83,600	3,768,688

Starbucks Corp.			66,400	5,381,720

Wyndham Worldwide Corp.			56,100	3,725,040

				15,460,922
Household durables (0.5%)

Whirlpool Corp.			13,000	1,898,130

				1,898,130
Independent power producers and energy traders (0.4%)

Calpine Corp.(NON)			90,132	1,817,962

				1,817,962
Industrial conglomerates (0.7%)

Siemens AG (Germany)			21,555	2,758,542

				2,758,542
Insurance (1.3%)

American International Group, Inc.			29,000	1,497,850

Hartford Financial Services Group, Inc. (The)			70,800	2,385,960

Prudential PLC (United Kingdom)			75,029	1,535,006

				5,418,816
Internet and catalog retail (4.5%)

Amazon.com, Inc.(NON)			20,300	7,389,809

Bigfoot GmbH (acquired 8/2/13, cost $395,677) (Private) (Brazil)(F)(RES)(NON)			18	303,303

Ctrip.com International, Ltd. ADR (China)(NON)			30,900	1,676,325

Priceline.com, Inc.(NON)			8,550	9,010,247

Zalando GmbH (acquired 9/30/13, cost $672,602) (Private) (Germany)(F)(RES)(NON)			15	573,782

				18,953,466
Internet software and services (8.4%)

Baidu, Inc. ADR (China)(NON)			6,600	1,061,940

Blucora, Inc.(NON)			9,100	215,033

eBay, Inc.(NON)			93,700	4,938,927

Facebook, Inc. Class A(NON)			113,100	5,684,406

Google, Inc. Class A(NON)			21,024	21,666,912

Yahoo!, Inc.(NON)			35,600	1,172,308

Yandex NV Class A (Russia)(NON)			16,000	589,760

				35,329,286
IT Services (3.9%)

Cognizant Technology Solutions Corp.(NON)			33,100	2,877,383

Computer Sciences Corp.			20,300	999,978

FleetCor Technologies, Inc.(NON)			14,900	1,718,715

Visa, Inc. Class A(S)			54,000	10,620,180

				16,216,256
Life sciences tools and services (1.4%)

PerkinElmer, Inc.			31,800	1,209,672

Thermo Fisher Scientific, Inc.			45,940	4,492,013

				5,701,685
Machinery (1.6%)

Ingersoll-Rand PLC(S)			31,000	2,093,430

Joy Global, Inc.(S)			23,500	1,333,625

TriMas Corp.(NON)			51,102	1,934,722

Wabtec Corp.			18,200	1,186,458

				6,548,235
Marine (0.4%)

Kirby Corp.(NON)			16,500	1,460,085

				1,460,085
Media (3.3%)

CBS Corp. Class B			74,500	4,405,930

Comcast Corp. Class A			66,700	3,173,586

DISH Network Corp. Class A			26,600	1,282,120

Liberty Global PLC Class A (United Kingdom)(NON)			48,500	3,800,945

Time Warner, Inc.			18,200	1,251,068

				13,913,649
Multiline retail (0.7%)

Dollar General Corp.(NON)			53,768	3,106,715

				3,106,715
Oil, gas, and consumable fuels (3.2%)

Anadarko Petroleum Corp.			28,437	2,709,762

Energy Transfer Equity L.P.			29,000	1,960,110

EOG Resources, Inc.			11,100	1,980,240

Gulfport Energy Corp.(NON)			27,800	1,631,582

Kodiak Oil & Gas Corp.(NON)(S)			189,400	2,456,518

QEP Resources, Inc.			77,800	2,572,068

				13,310,280
Paper and forest products (0.5%)

International Paper Co.			50,400	2,248,344

				2,248,344
Personal products (0.5%)

Coty, Inc. Class A(S)			125,932	1,936,834

				1,936,834
Pharmaceuticals (4.4%)

AbbVie, Inc.			34,500	1,671,525

Actavis PLC(NON)			35,900	5,549,422

Allergan, Inc.			40,600	3,678,766

AstraZeneca PLC ADR (United Kingdom)			34,900	1,844,814

Eli Lilly & Co.			69,000	3,437,580

Sanofi ADR (France)			45,300	2,422,644

				18,604,751
Professional services (0.3%)

Nielsen Holdings NV			32,700	1,289,688

				1,289,688
Real estate investment trusts (REITs) (0.9%)

American Tower Corp.			44,700	3,546,945

				3,546,945
Real estate management and development (0.1%)

RE/MAX Holdings, Inc. Class A(NON)			19,370	546,234

				546,234
Road and rail (0.7%)

Union Pacific Corp.			19,700	2,982,580

				2,982,580
Semiconductors and semiconductor equipment (3.7%)

Applied Materials, Inc.			118,400	2,113,440

Fairchild Semiconductor International, Inc.(NON)			80,700	1,022,469

Lam Research Corp.(NON)			96,396	5,227,555

Magnachip Semiconductor Corp. (South Korea)(NON)			94,115	1,759,009

Micron Technology, Inc.(NON)			199,521	3,527,531

Ultratech, Inc.(NON)(S)			5,952	141,598

Xilinx, Inc.(S)			34,700	1,576,074

				15,367,676
Software (2.4%)

Electronic Arts, Inc.(NON)			90,200	2,367,750

Oracle Corp.			87,500	2,931,250

Red Hat, Inc.(NON)			53,600	2,319,272

SS&C Technologies Holdings, Inc.(NON)			61,658	2,423,159

				10,041,431
Specialty retail (2.5%)

Bed Bath & Beyond, Inc.(NON)(S)			16,600	1,283,512

Foot Locker, Inc.(S)			36,000	1,249,200

Home Depot, Inc. (The)			49,700	3,871,133

Lowe's Cos., Inc.			2,298	114,394

TJX Cos., Inc. (The)			66,200	4,024,298

				10,542,537
Textiles, apparel, and luxury goods (1.7%)

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			38,800	2,985,660

NIKE, Inc. Class B			33,500	2,537,960

Tumi Holdings, Inc.(NON)			70,800	1,511,580

				7,035,200
Tobacco (2.1%)

Japan Tobacco, Inc. (Japan)			68,600	2,476,660

Philip Morris International, Inc.			71,300	6,354,256

				8,830,916

Total common stocks (cost $327,542,644)				$411,255,217

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	163,930	$101,637

Total warrants (cost $165,569)				$101,637

SHORT-TERM INVESTMENTS (8.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.15%(d)		shares	28,489,963	$28,489,963

Putnam Short Term Investment Fund 0.07%(AFF)		shares	7,664,001	7,664,001

SSgA Prime Money Market Fund 0.02%(P)		shares	150,000	150,000

U.S. Treasury Bills with an effective yield of 0.14%, January 9, 2014			$21,000	20,999

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, August 21, 2014			110,000	109,931

Total short-term investments (cost $36,434,875)				$36,434,894

TOTAL INVESTMENTS

Total investments (cost $364,143,088)(b)				$447,791,748

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	22,611	$—	7/1/14	(3 month USD-LIBOR-BBA plus 0.35%)	A basket (DBPTCABL) of common stocks	$111,795
baskets	33,240	—	9/15/14	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTPU4P) of common stocks	(54,785)
Goldman Sachs International
shares	15,783	—	10/17/14	1 month USD-LIBOR minus 0.35%	Verizon Communications, Inc.	931
shares	63,141	—	10/17/14	(1 month USD-LIBOR plus 0.40%)	Vodafone Group PLC	21,953

Total		$—			$79,894

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $418,499,082.
(b)	The aggregate identified cost on a tax basis is $364,240,803, resulting in gross unrealized appreciation and depreciation of $88,893,984 and $5,343,039, respectively, or net unrealized appreciation of $83,550,945.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $877,085, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$2,617,421	$28,835,796	$23,789,216	$1,467	$7,664,001
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $27,395,299.
The fund received cash collateral of $28,489,963, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$77,119,143	$—	$877,085
Consumer staples	35,551,000	—	—
Energy	26,334,011	—	—
Financials	20,158,748	1,535,006	—
Health care	64,700,086	—	—
Industrials	43,374,118	5,250,337	—
Information technology	117,080,770	—	—
Materials	17,456,951	—	—
Utilities	1,817,962	—	—
Total common stocks	403,592,789	6,785,343	877,085
Warrants	101,637	—	—
Short-term investments	7,814,001	28,620,893	—

Totals by level	$411,508,427	$35,406,236	$877,085

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$79,894	$—

Totals by level	$—	$79,894	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$236,316	$54,785

Total	$236,316	$54,785

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)	$6,800,000
Warrants (number of warrants)	163,930

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013